Concentration of Major Customers and Suppliers	6 Months Ended
Dec. 31, 2024
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 18 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major customers

Details of customers accounting for 10% or more of the Company’s net revenues are as follows:

	For the Six Months Ended December 31,
	2024		2023
	(Unaudited)		(Unaudited)
Customer A	$1,666,092	35.3%	-	-
Customer B	967,876	20.5%	-	-
Customer C	-	-	$1,101,355	29.5%
Customer D	-	-	577,875	15.5%
Total	$2,633,968	55.8%	$1,679,230	45.0%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	December 31,		June 30,
	2024		2024
	(Unaudited)
Customer E	$-	-	$1,655,031	10.7%
Total	$-	-	$1,655,031	10.7%

Major suppliers

Details of suppliers accounting for 10% or more of the Company’s total purchases are as follows:

	For the Six Months Ended December 31,
	2024		2023
	(Unaudited)		(Unaudited)
Supplier A	$-	-	$324,283	10.4%
Total	$-	-	$324,283	10.4%

As of December 31, 2024 and June 30, 2024, no supplier accounted for more than 10% of the Company’s trade accounts payable.